NOTE 5 - INCOME TAX - Provisions for Income Tax (Details) - Transitional Period [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Current Federal Tax Expense (Benefit)	$ (33,490)	$ (82,472)
Current State and Local Tax Expense (Benefit)
Deferred Benefit from net operating loss	33,490	82,472
Current Federal, State and Local, Tax Expense (Benefit)	$ (0)	$ (0)